Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Feb. 28, 2023	Dec. 31, 2022	Oct. 31, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 01, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class A
Account Value	$ 13,152			$ 13,086			$ 13,229			$ 12,840			$ 12,047			$ 12,860		$ 15,246	$ 15,134	$ 15,030	$ 13,853	$ 13,464	$ 12,818	$ 11,678	$ 11,528	$ 11,915	$ 11,276	$ 10,586	$ 11,006	$ 9,631	$ 9,229	$ 9,621
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,494	$ 10,463	$ 10,513	12,314	$ 10,211	$ 10,339	12,364	$ 9,538	$ 9,910	11,931	$ 10,003	$ 9,808	11,620	$ 9,292	$ 9,744	11,562	$ 10,000	12,703	12,646	12,513	12,140	11,893	11,623	11,060	10,893	10,920	10,725	10,356	10,778	10,330	10,011	10,000
Bloomberg Municipal Taxable Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Taxable Bond Index
Account Value	$ 12,902	$ 9,605	$ 9,759	$ 12,692	$ 9,107	$ 9,379	$ 12,703	$ 8,571	$ 9,135	$ 12,226	$ 9,441	$ 9,112	$ 11,671	$ 8,391	$ 9,223	$ 12,262	$ 10,000	$ 14,253	$ 14,163	$ 14,121	$ 13,688	$ 12,777	$ 12,477	$ 11,503	$ 11,316	$ 11,431	$ 11,023	$ 10,570	$ 11,089	$ 10,103	$ 9,838	$ 10,000